Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB GLOBAL BOND FUND, INC.
Entity Central Index Key	0000883676
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000028113
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class A
Trading Symbol	ANAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAGX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[1]
AssetsNet	$ 6,700,116,964
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 14,961,332
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

C000057412
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Advisor Class
Trading Symbol	ANAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[2]
AssetsNet	$ 6,700,116,964
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 14,961,332
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

C000028115
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class C
Trading Symbol	ANACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANACX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%	[3]
AssetsNet	$ 6,700,116,964
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 14,961,332
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

C000057411
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class I
Trading Symbol	ANAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[4]
AssetsNet	$ 6,700,116,964
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 14,961,332
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

C000135460
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class Z
Trading Symbol	ANAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[5]
AssetsNet	$ 6,700,116,964
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 14,961,332
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$6,700,116,964
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (Net)	$14,961,332

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	44.7%
Corporates - Investment Grade	25.5%
Mortgage Pass-Throughs	13.8%
Collateralized Mortgage Obligations	4.0%
Collateralized Loan Obligations	3.5%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.7%
Covered Bonds	2.4%
Corporates - Non-Investment Grade	1.9%
Emerging Markets - Treasuries	1.5%
Governments - Sovereign Bonds	1.4%
Governments - Sovereign Agencies	1.1%
Others	4.0%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.0%
United Kingdom	12.5%
Canada	8.8%
Japan	7.5%
France	5.3%
Italy	3.5%
Germany	3.3%
China	2.3%
Australia	1.7%
South Africa	1.3%
Brazil	1.2%
Indonesia	1.1%
Mexico	1.0%
Others	11.2%
Short-Term Investments	1.0%
Other assets less liabilities	-10.7%
Total	100.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized